Condensed Financial Information of the Parent Company - Schedule of Condensed Balance Sheets (Parentheticals) (Details) - Parent [Member] - $ / shares	Dec. 31, 2025	Dec. 31, 2024
Schedule of Condensed Balance Sheets [Line Items]
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in Shares)	3,800,000,000	3,800,000,000
Ordinary shares, shares issued (in Shares)	1,559,576,960	1,559,576,960
Ordinary shares, shares outstanding (in Shares)	1,371,643,240	1,371,643,240
Class A Ordinary Shares [Member]
Schedule of Condensed Balance Sheets [Line Items]
Ordinary shares, par value (in Dollars per share)	$ 0.0001
Ordinary shares, shares authorized (in Shares)	18,000,000,000
Ordinary shares, shares issued (in Shares)	1,559,576,960
Ordinary shares, shares outstanding (in Shares)	1,371,643,240
Class B Ordinary Shares [Member]
Schedule of Condensed Balance Sheets [Line Items]
Ordinary shares, par value (in Dollars per share)	$ 0.0001
Ordinary shares, shares authorized (in Shares)	2,000,000,000
Ordinary shares, shares issued (in Shares)
Ordinary shares, shares outstanding (in Shares)